Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets:
Listed investments	$ 77.3	$ 124.4	$ 76.8
Investments held by environmental trust funds	161.5	168.5	133.8
Unlisted investments	2.6	1.7	1.3
Trade receivable from provisional copper concentrate sales, net	88.4	83.2	45.7
Assets, Fair Value Disclosure, Total	329.8	377.8	257.6
Level 1
Assets:
Listed investments	77.3	124.4	76.8
Investments held by environmental trust funds	122.5	120.0	80.3
Assets, Fair Value Disclosure, Total	199.8	244.4	157.1
Level 2
Assets:
Investments held by environmental trust funds	39.0	48.5	53.5
Trade receivable from provisional copper concentrate sales, net	88.4	83.2	45.7
Assets, Fair Value Disclosure, Total	127.4	131.7	99.2
Level 3
Assets:
Unlisted investments	2.6	1.7	1.3
Assets, Fair Value Disclosure, Total	$ 2.6	$ 1.7	$ 1.3